Document and Entity Information	Feb. 10, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 10, 2023
Registrant Name	Fidelity Covington Trust
Central Index Key	0000945908
Investment Company Type	N-1A
Amendment Flag	false